ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET	Accounts receivable, net consists of the following:
	As of December 31,
	2023	2022

Accounts receivable	$2,131,371	$2,192,732
Less: allowance for expected credit loss	-	(275,000)
	$2,131,371	$1,917,732

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2023	2022

Balance at beginning, January 1	$(275,000)	$(138,000)
Provision	-	(137,000)
Written-off	275,000	-
Balance at end, December 31,	$-	$(275,000)